Debt (Details Narrative) (10-K) - USD ($)			1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 05, 2021	Jul. 02, 2020	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	May 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Stock issued during period value								$ 238,475	$ 7,000	$ 2,010,367
Proceeds from debt									548,885
Convertible Promissory Notes [Member]
Proceeds from issuance of unsecured debt									$ 1,330,000
Debt instrument term									3 years
Stock issued during period shares									45,000
Stock issued during period value									$ 170,000
Interest expense debt									$ 24,000
Debt interest payment description									During the third year of the Notes, interest will be paid monthly in either cash or Company common stock (at a fixed price of $4.50/share) at the Note holder's option on any unpaid principal outstanding.
Debt conversion converted instrument shares									295,000
Debt maturity date									Dec. 31, 2022
Convertible Promissory Notes [Member]
Proceeds from issuance of unsecured debt									$ 1,330,000
Debt instrument term									3 years
Stock issued during period shares								14,400	45,000
Share issued price per share									$ 4.50
Stock issued during period value								$ 65,000	$ 170,000
Original issue discount on notes					$ 96,900			96,900	$ 149,000
Debt instrument interest rate percentage									10.00%
Debt instrument conversion price per share									$ 4.50
Debt interest payment description									During the term into common stock of the Company at a fixed price of $4.50/share, or approximately 295,000 shares of common stock upon full conversion. Unconverted portions of the Notes are scheduled to amortize monthly commencing in January 2022, so that by the end of the term on December 31, 2022 (the "maturity date') the Notes will have been fully paid back to the Note holders.
Debt conversion converted instrument shares									295,000
Convertible Promissory Notes [Member] | Subsequent Event [Member]
Proceeds from issuance of unsecured debt	$ 1,475,000
Debt instrument term	2 years
Debt instrument face amount				$ 1,330,000	$ 1,330,000			$ 1,330,000
Stock issued during period shares	44,000
Share issued price per share	$ 5.00
Stock issued during period value	$ 222,000
Debt instrument interest rate percentage	10.00%
Debt instrument conversion price per share	$ 5.00			$ 4.00	$ 4.00			$ 4.00
Debt conversion converted instrument shares	295,000			290,000	300,000
Debt maturity date	Mar. 05, 2023
Debt conversion converted instrument amount		$ 1,220,000		$ 1,160,000	$ 1,220,000		$ 1,275,000
Proceeds from debt							$ 1,160,000
Convertible Promissory Notes [Member] | First Two Years of Interest Prepayment [Member]
Stock issued during period shares									57,000
Share issued price per share									$ 4.50
Stock issued during period value									$ 258,000
Debt maturity date									Dec. 31, 2022
Convertible Promissory Notes [Member] | Executives and Independent Members [Member]
Debt instrument face amount									$ 200,000
Paycheck Protection Program [Member]
Proceeds from debt						$ 550,000
Paycheck Protection Program [Member] | Subsequent Event [Member]
Debt instrument interest rate percentage			1.00%
Proceeds from debt			$ 620,000
Economic Injury Disaster Loan [Member]
Proceeds from debt						$ 10,000